Non-current financial debt (Details 5) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	$ 22,167	$ 25,283
Total	22,355	25,660
Balance sheet
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	22,167	25,283
Others	188	377
Total	22,355	25,660
Fair values
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	23,701	25,438
Others	188	377
Total	$ 23,889	$ 25,815